Related Party Balances and Transactions (Details) - Webull Pay merger [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Related Party Balances and Transactions [Line Items]
Merger consideration	$ 23,769,301
Water Castle Az Inc [Member]
Related Party Balances and Transactions [Line Items]
Cash	$ 10,565,108
Class B Ordinary Shares [Member]
Related Party Balances and Transactions [Line Items]
Shares acquisitions (in Shares) | shares	870,989
Fair market value	$ 13,204,193